Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings per share

In 2012, 2011, and 2010, options and warrants to purchase 436,000, 1,125,000, and 1,136,000, shares , respectively, were antidilutive and accordingly were excluded in determining diluted earnings per share.

	Year Ended December 31
	Net Income (Loss)	Shares	Per Share Amount
	(Dollars in thousands, except per share data)
2012
Basic and Diluted Earnings Per Share
Loss available to common shareholders	($4,458)	93,743,787	($0.05)

2011
Basic Earnings Per Share
Income available to common shareholders	$2,919	93,511,983	$0.03

Diluted Earnings Per Share
Employee restricted stock (See Note J)		289,090

Income available to common shareholders plus assumed conversions	$2,919	93,801,073	$0.03

2010
Basic and Diluted Earnings Per Share
Loss available to common shareholders	($36,951)	76,561,692	($0.48)